Income Taxes	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes

(15) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands is not subject to taxation.

Vietnam

The Company’s Vietnam subsidiaries, MPG Global Company Limited, Yee Woo Vietnam Paper Products Company Limited and Millennium Printing and Packaging Technology (Vietnam) Co., Ltd are subject to Vietnam corporate income tax on its taxable income as reported in their statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The corporate tax rate under Vietnam tax laws is 20%. Tax losses can be carried forward for five years, through 2028, but cannot be carried back. There is no assessable profits from the Vietnam subsidiaries during the years ended June 30, 2025, 2024 and 2023.

Hong Kong

The Company’s Hong Kong subsidiaries, including Millennium Investment International Limited, Millennium Strategic International Limited, Wah Tong Investment International Limited, Yee Woo Paper Investment International Limited, Millennium Printing International Limited, Millennium Packaging Group International Limited, Yee Woo Paper Packaging (HK) Company Limited and Millennium Holdings International Limited are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for the years ended June 30, 2025, 2024 and 2023. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiaries, Millennium Printing (Shenzhen) Co., Ltd, Yee Woo Paper Industry (Shenzhen) Co., Ltd., Putian Xiqi Branding Strategy Co., Ltd., Millennium Packaging Technology (Huizhou) Co., Ltd., Millennium (Huizhou) Technology Co., Ltd. and Huizhou Yimeinuo Industry Co., Ltd are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax of 25% after appropriate tax adjustments. The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years, through 2029.

Significant components of the provisions for income taxes for the years ended June, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	127,019	127,471	125,802
Deferred Tax Provision Hong Kong	1,712	(5,032)	-
Current Tax Provision PRC	-	29,862	-
Over Provision of PRC Income Tax in prior year	-	-	(217,999)
Deferred Tax Provision PRC	164,361	54,643	14,895
Total Provision (Credit) for Income Taxes	293,092	206,944	(77,302)

The following table reconciles PRC statutory rates to our effective tax rate:

	Year Ended June 30,
	2025	2024	2023
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdiction	(12)%	(6)%	(7)%
Overprovision of PRC income tax in prior year	-	-	(50)%
Non-deductible expenses	5%	(3)%	-
Tax losses not recognized	(21)%	(18)%	14%
Change in valuation allowance	(2)%	-	-
Effective income tax rate	(5)%	(2)%	(18)%

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:

	June 30,	June 30,
	2025	2024
	$	$
Deferred tax assets
Miscellaneous	3,916	22,239
Allowance for doubtful accounts	13,517	15,240
Allowance for inventories	94,703	92,971
Tax loss	199,153	199,144
Total	311,289	329,594
Less: valuation allowance	(145,306)	-
Total deferred tax assets	165,983	329,594